DISCONTINUED OPERATION (Schedule of Operations Information of Discontinued Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross profit (loss)		$ 11
Operating expenses:
Research and development, net		16
Selling and marketing		29
General and administrative		68
Total operating expenses		113
Operating income (loss)		(102)
Financial expenses (income)		0
Income (loss) on disposal of discontinued operation	[1]	529
Net Income (loss)		427
Total assets write off			$ 1,400
Total amount of account receivable and inventory written off		529
Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		440
Cost of revenue		$ 429

[1]	During 2020, the Company wrote off total assets of $1.4 million. During 2021 the Company was succeeded to collect and sell some of the account receivable and inventory that were written off in total amount of $529. The final disposal of this activity was finalized in 2021.